Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2015 $	2014 $

Deferred income tax assets (liability)

Non-capital losses carried forward	303,447	385,441
Marketable securities	18,463	17,384

Total gross deferred income tax assets	321,910	402,825

Valuation allowance	(321,910)	(402,825)

Net deferred income tax asset	--	--